Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of intellectual property rights

Cost
€
BreastCheck IP Rights	60,000,000
Tricos IP Rights	1,000,000
Testic IP Rights	1,000,000
Davion Masks IP Rights	1,500,000
Bio-Genex IP Rights	1,000,000
Merit IP Rights	500,000
Total	65,000,000